Capital structure and financial items - Borrowings - Contractual undiscounted cash flows (Details) € in Millions, kr in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities		kr 7,451	kr 6,085
Lease liabilities		6,766	5,726
Leases, non-current liabilities		5,428	4,552
Leases, current liabilities		1,338	1,174
Bonds issued, undiscounted cash flows		57,774	21,437
Bonds issued		50,528	20,824
Non-current portion of non-current bonds issued		46,799	15,976
Current bonds issued and current portion of non-current bonds issued		3,729	4,848
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	€ 4,650	102,787	27,006
Non-current portion of non-current borrowings		89,674	20,528
Current borrowings		13,113	6,478
Total, undiscounted cash flow		112,282	27,978
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities		1,510	1,318
Bonds issued, undiscounted cash flows		4,842	4,975
Total, undiscounted cash flow		15,436	6,749
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities		2,327	1,902
Bonds issued, undiscounted cash flows		11,829	3,948
Total, undiscounted cash flow		52,101	5,850
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities		1,558	1,253
Bonds issued, undiscounted cash flows		17,700	8,695
Total, undiscounted cash flow		19,286	9,948
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities		2,056	1,612
Bonds issued, undiscounted cash flows		23,403	3,819
Total, undiscounted cash flow		25,459	5,431
Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		41,252	0
Total, Contractual discounted cash flows included in the balance sheet at the end of the year		39,701	0
Non-current portion of non-current borrowings		37,447	0
Current borrowings		2,254	0
Loans | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		3,279	0
Loans | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		37,945	0
Loans | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		28	0
Loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Commercial papers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		5,356	0
Total, Contractual discounted cash flows included in the balance sheet at the end of the year		5,343	0
Non-current portion of non-current borrowings		0	0
Current borrowings		5,343	0
Commercial papers | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		5,356	0
Commercial papers | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Commercial papers | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Commercial papers | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		449	456
Total, Contractual discounted cash flows included in the balance sheet at the end of the year		449	456
Non-current portion of non-current borrowings		0	0
Current borrowings		449	456
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		449	456
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		kr 0	kr 0